Significant Accounting Policies: Basic and Diluted Earnings Per Share (Policies)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Policies
Basic and Diluted Earnings Per Share

Basic and Diluted Earnings Per Share

The computation of basic earnings per share of common stock is based on the weighted average number of shares outstanding during the periods presented. The computation of fully diluted earnings per share includes common stock equivalents outstanding at the balance sheet date. The Company had 629,350 and 530,000 stock options included in the fully diluted earnings per share as of December 31, 2013 and 2012, respectively.  The Company uses the treasury stock method to calculate the dilutive effects of stock options and warrants.

	For the Nine Months Ended
	December 31,
	2013	2012
Net income applicable to common shareholders	$4,869,839	$884,596
Weighted average shares outstanding	45,705,105	45,088,400
Weighted average fully diluted shares outstanding	46,118,077	45,357,724
Basic earnings per share	$0.11	$0.02
Fully diluted earnings per share	$0.11	$0.02

Basic and Diluted Earnings Per Share

The computation of basic earnings per share of common stock is based on the weighted average number of shares outstanding during the periods presented using the treasury stock method. The computation of fully diluted earnings per share includes common stock equivalents outstanding at the balance sheet date. The Company had 267,135 and 218,238 stock options included in the fully diluted earnings per share as of March 31, 2013 and 2012 respectively. Basic earnings per share for the years ended March 31, 2013 and 2012 are as follows:

	For the Years Ended March 31,
	2013	2012
Net income applicable to common shareholders	$1,432,655	$3,187,771
Weighted average shares outstanding	45,109,767	45,000,000
Weighted average fully diluted shares outstanding	45,371,956	45,218,238
Basic earnings per share	$0.03	$0.07
Fully diluted earnings per share	$0.03	$0.07